18. Marketable debt securities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable Debt Securities Currency [Abstract]
Real	R$ 47,490,706	R$ 64,987,092	R$ 70,109,585
US dollar	9,384,808	8,715,382	4,516,647
Total	R$ 56,875,514	R$ 73,702,474	R$ 74,626,232